Share Based Compensation - Restricted Ordinary Shares (Narratives) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average vesting period	2 years 6 months 25 days
Restricted Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized stock based compensation	$ 40
Weighted average vesting period	7 months 2 days